Investments (excluding Consolidated Investment Entities)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments
Investments (excluding Consolidated Investment Entities)

Fixed Maturities and Equity Securities

Available-for-sale and fair value option ("FVO") fixed maturities and equity securities were as follows as of December 31, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$5,094.0	$174.0	$86.8	$—	$5,181.2	$—
U.S. Government agencies and authorities	598.0	22.3	1.4	—	618.9	—
State, municipalities and political subdivisions	272.0	10.6	1.5	—	281.1	—
U.S. corporate securities	36,010.3	2,174.5	706.2	—	37,478.6	12.8

Foreign securities(1):
Government	1,044.0	49.6	42.2	—	1,051.4	—
Other	14,617.4	864.2	176.5	—	15,305.1	—
Total foreign securities	15,661.4	913.8	218.7	—	16,356.5	—

Residential mortgage-backed securities:
Agency	5,379.2	431.1	62.1	79.2	5,827.4	0.4
Non-Agency	1,101.1	166.2	18.3	47.3	1,296.3	103.2
Total Residential mortgage-backed securities	6,480.3	597.3	80.4	126.5	7,123.7	103.6
Commercial mortgage-backed securities	3,427.9	327.7	3.5	—	3,752.1	4.4
Other asset-backed securities	1,883.1	81.6	38.0	—	1,926.7	5.2

Total fixed maturities, including securities pledged	69,427.0	4,301.8	1,136.5	126.5	72,718.8	126.0
Less: Securities pledged	1,457.9	24.6	16.8	—	1,465.7	—
Total fixed maturities	67,969.1	4,277.2	1,119.7	126.5	71,253.1	126.0

Equity securities:
Common stock	214.3	5.1	0.9	—	218.5	—
Preferred stock	53.1	43.4	0.6	—	95.9	—
Total equity securities	267.4	48.5	1.5	—	314.4	—

Total fixed maturities and equity securities investments	$68,236.5	$4,325.7	$1,121.2	$126.5	$71,567.5	$126.0
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.
Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives (2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$5,194.3	$691.2	$1.8	$—	$5,883.7	$—
U.S. Government agencies and authorities	645.4	78.8	—	—	724.2	—
State, municipalities and political subdivisions	320.2	32.6	—	—	352.8	—
U.S. corporate securities	32,986.1	4,226.6	48.8	—	37,163.9	13.4

Foreign securities(1):
Government	1,069.4	125.2	4.6	—	1,190.0	—
Other	13,321.8	1,527.4	54.7	—	14,794.5	—
Total foreign securities	14,391.2	1,652.6	59.3	—	15,984.5	—

Residential mortgage-backed securities:
Agency	5,071.6	633.3	14.8	156.0	5,846.1	1.2
Non-Agency	1,612.6	198.6	71.9	81.6	1,820.9	139.6
Total Residential mortgage-backed securities	6,684.2	831.9	86.7	237.6	7,667.0	140.8
Commercial mortgage-backed securities	4,438.9	513.6	6.1	—	4,946.4	4.4
Other asset-backed securities	2,536.4	128.4	90.0	(10.2)	2,564.6	15.4

Total fixed maturities, including securities pledged	67,196.7	8,155.7	292.7	227.4	75,287.1	174.0
Less: Securities pledged	1,470.0	139.6	4.1	—	1,605.5	—
Total fixed maturities	65,726.7	8,016.1	288.6	227.4	73,681.6	174.0

Equity securities:
Common stock	194.4	13.2	1.0	—	206.6	—
Preferred stock	103.5	30.0	—	—	133.5	—
Total equity securities	297.9	43.2	1.0	—	340.1	—

Total fixed maturities and equity securities investments	$66,024.6	$8,059.3	$289.6	$227.4	$74,021.7	$174.0
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2013, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$2,104.7	$2,153.6
After one year through five years	13,588.4	14,397.4
After five years through ten years	20,970.4	21,303.4
After ten years	20,972.2	22,061.9
Mortgage-backed securities	9,908.2	10,875.8
Other asset-backed securities	1,883.1	1,926.7
Fixed maturities, including securities pledged	$69,427.0	$72,718.8

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.
As of December 31, 2013 and 2012, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company’s consolidated Shareholders' equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2013
Communications	$4,016.2	$293.0	$73.4	$4,235.8
Financial	6,640.7	566.6	72.6	7,134.7
Industrial and other companies	29,303.1	1,524.5	564.5	30,263.1
Utilities	9,200.6	570.0	142.2	9,628.4
Transportation	1,467.1	84.6	30.0	1,521.7
Total	$50,627.7	$3,038.7	$882.7	$52,783.7

December 31, 2012
Communications	$3,609.5	$563.4	$2.4	$4,170.5
Financial	5,912.9	749.4	46.7	6,615.6
Industrial and other companies	26,613.3	3,063.3	24.2	29,652.4
Utilities	8,893.1	1,210.5	28.9	10,074.7
Transportation	1,279.1	167.4	1.3	1,445.2
Total	$46,307.9	$5,754.0	$103.5	$51,958.4

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI"), and presented net of related changes in DAC, VOBA, and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2013 and 2012, approximately 38.3% and 33.1%, respectively, of the Company’s CMO holdings, such as interest-only or principal-only strips were invested in those types of CMOs that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2013 and 2012, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2013 and 2012, the fair value of loaned securities was $435.4 and $601.8, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2013 and 2012, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $451.0 and $619.5, respectively, and recorded in Short-term investments under securities loan agreement, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2013 and 2012, liabilities to return collateral of $451.0 and $619.5, respectively, were included in Payables under securities loan agreement, including collateral held on the Consolidated Balance Sheets.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2013
U.S. Treasuries	$1,559.5	$24.3		$1,087.6	$52.6	$41.9	$9.9	$2,689.0	$86.8
U.S. Government agencies and authorities	9.5	—	*	55.9	1.4	—	—	65.4	1.4
U.S. corporate, state and municipalities	3,524.9	78.5		6,893.9	519.6	821.9	109.6	11,240.7	707.7
Foreign	1,133.6	16.0		2,447.8	184.3	179.1	18.4	3,760.5	218.7
Residential mortgage-backed	919.1	8.3		1,019.6	40.6	377.9	31.5	2,316.6	80.4
Commercial mortgage-backed	235.8	3.3		—	—	6.2	0.2	242.0	3.5
Other asset-backed	150.6	0.9		105.5	1.5	299.3	35.6	555.4	38.0
Total	$7,533.0	$131.3		$11,610.3	$800.0	$1,726.3	$205.2	$20,869.6	$1,136.5
* Less than $0.1

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2012
U.S. Treasuries	$451.2	$1.8		$—	$—	$—	$—	$451.2	$1.8
U.S. Government agencies and authorities	—	—		—	—	—	—	—	—
U.S. corporate, state and municipalities	1,333.4	19.2		116.5	3.0	231.2	26.6	1,681.1	48.8
Foreign	360.2	12.7		59.8	7.4	314.9	39.2	734.9	59.3
Residential mortgage-backed	369.3	6.4		42.0	2.1	585.1	78.2	996.4	86.7
Commercial mortgage-backed	22.0	0.2		15.3	1.7	44.4	4.2	81.7	6.1
Other asset-backed	70.2	—	*	7.0	1.2	609.2	88.8	686.4	90.0
Total	$2,606.3	$40.3		$240.6	$15.4	$1,784.8	$237.0	$4,631.7	$292.7

* Less than $0.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 89.4% and 88.3% of the average book value as of December 31, 2013 and 2012, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
Six months or less below amortized cost	$7,883.3	$80.5	$166.0	$18.6	570	20
More than six months and twelve months or less below amortized cost	12,339.7	67.6	776.8	16.7	798	8
More than twelve months below amortized cost	1,579.2	55.8	144.5	13.9	302	22
Total	$21,802.2	$203.9	$1,087.3	$49.2	1,670	50

December 31, 2012
Six months or less below amortized cost	$3,154.6	$42.1	$95.2	$11.4	308	21
More than six months and twelve months or less below amortized cost	363.3	30.2	19.5	10.3	83	9
More than twelve months below amortized cost	940.1	394.1	35.9	120.4	221	95
Total	$4,458.0	$466.4	$150.6	$142.1	612	125

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
U.S. Treasuries	$2,750.5	$25.3	$81.4	$5.4	32	1
U.S. Government agencies and authorities	66.8	—	1.4	—	3	—
U.S. corporate, state and municipalities	11,892.6	55.8	694.2	13.5	744	5
Foreign	3,944.2	35.0	211.0	7.7	300	6
Residential mortgage-backed	2,361.4	35.6	70.2	10.2	471	25
Commercial mortgage-backed	245.5	—	3.5	—	16	—
Other asset-backed	541.2	52.2	25.6	12.4	104	13
Total	$21,802.2	$203.9	$1,087.3	$49.2	1,670	50

December 31, 2012
U.S. Treasuries	$453.0	$—	$1.8	$—	3	—
U.S. Government agencies and authorities	—	—	—	—	—	—
U.S. corporate, state and municipalities	1,688.5	41.4	33.1	15.7	109	3
Foreign	684.9	109.3	24.1	35.2	50	14
Residential mortgage-backed	938.3	144.8	42.5	44.2	343	77
Commercial mortgage-backed	85.9	1.9	5.6	0.5	19	1
Other asset-backed	607.4	169.0	43.5	46.5	88	30
Total	$4,458.0	$466.4	$150.6	$142.1	612	125

The following tables summarize loan-to-value, credit enhancement and fixed floating rate details for RMBS and Other ABS in a gross unrealized loss position as of the dates indicated:

	Loan-to-Value Ratio
	Amortized Cost		Unrealized Capital Losses
December 31, 2013	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS > 100%	$75.7	$36.4	$2.9	$8.3
Non-agency RMBS 90% - 100%	156.8	24.1	8.6	5.7
Non-agency RMBS 80% - 90%	151.3	5.9	8.4	1.7
Non-agency RMBS < 80%	284.7	8.0	15.5	2.2
Agency RMBS	2,008.9	11.3	57.9	4.2
Other ABS (Non-RMBS)	225.2	2.1	2.5	0.5
Total RMBS and Other ABS	$2,902.6	$87.8	$95.8	$22.6

	Credit Enhancement Percentage
	Amortized Cost		Unrealized Capital Losses
December 31, 2013	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS 10% +	$407.1	$47.7	$27.6	$11.1
Non-agency RMBS 5% - 10%	43.9	0.8	1.2	0.2
Non-agency RMBS 0% - 5%	90.4	3.9	1.9	0.8
Non-agency RMBS 0%	127.1	22.0	4.7	5.8
Agency RMBS	2,008.9	11.3	57.9	4.2
Other ABS (Non-RMBS)	225.2	2.1	2.5	0.5
Total RMBS and Other ABS	$2,902.6	$87.8	$95.8	$22.6

	Fixed Rate/Floating Rate
	Amortized Cost		Unrealized Capital Losses
December 31, 2013	< 20%	> 20%	< 20%	> 20%
Fixed Rate	$1,723.7	$4.4	$50.5	$1.6
Floating Rate	1,178.9	83.4	45.3	21.0
Total	$2,902.6	$87.8	$95.8	$22.6
(1) For purposes of this table, subprime mortgages are included in Non-agency RMBS categories.

	Loan-to-Value Ratio
	Amortized Cost		Unrealized Capital Losses
December 31, 2012	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS > 100%	$562.3	$203.8	$39.5	$58.0
Non-agency RMBS 90% - 100%	134.2	35.2	12.8	10.7
Non-agency RMBS 80% - 90%	78.9	46.9	7.5	12.1
Non-agency RMBS < 80%	288.9	17.5	14.0	5.5
Agency RMBS	398.0	8.1	11.0	3.8
Other ABS (Non-RMBS)	83.4	2.3	1.2	0.6
Total RMBS and Other ABS	$1,545.7	$313.8	$86.0	$90.7

	Credit Enhancement Percentage
	Amortized Cost		Unrealized Capital Losses
December 31, 2012	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS 10% +	$706.8	$187.1	$53.8	$51.2
Non-agency RMBS 5% - 10%	187.6	2.2	6.8	0.7
Non-agency RMBS 0% - 5%	89.4	12.3	7.6	4.2
Non-agency RMBS 0%	80.5	101.8	5.6	30.2
Agency RMBS	398.0	8.1	11.0	3.8
Other ABS (Non-RMBS)	83.4	2.3	1.2	0.6
Total RMBS and Other ABS	$1,545.7	$313.8	$86.0	$90.7

	Fixed Rate/Floating Rate
	Amortized Cost		Unrealized Capital Losses
December 31, 2012	< 20%	> 20%	< 20%	> 20%
Fixed Rate	$669.4	$33.3	$14.2	$10.2
Floating Rate	876.3	280.5	71.8	80.5
Total	$1,545.7	$313.8	$86.0	$90.7

(1) For purposes of this table, subprime mortgages are included in Non-agency RMBS categories.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairments analysis, and impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS), and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2013, the Company had no new private placement troubled debt restructurings and had 21 new commercial mortgage loan troubled debt restructurings with a pre-modification and post modification carrying value of $91.0. Of these 21 commercial mortgage loans, 20 comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2013, these loans have repaid $4.2 in principal. As of December 31, 2012, the Company had one private placement troubled debt restructuring with a pre-modification carrying value of $1.2, which was written down to zero and no commercial mortgage loan troubled debt restructurings.

As of December 31, 2013 and 2012, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2013	December 31, 2012
Commercial mortgage loans	$9,316.0	$8,666.2
Collective valuation allowance	(3.8)	(3.9)
Total net commercial mortgage loans	$9,312.2	$8,662.3

There were no impairments taken on the mortgage loan portfolio for the year ended December 31, 2013.

Impairments taken on the mortgage loan portfolio for the years ended December 31, 2012 and 2011 were $7.7 and $9.3, respectively.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31, 2013	December 31, 2012
Collective valuation allowance for losses, balance at January 1	$3.9	$4.4
Addition to (reduction of) allowance for losses	(0.1)	(0.5)
Collective valuation allowance for losses, end of period	$3.8	$3.9

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2013	December 31, 2012
Impaired loans with allowances for losses	$—	$—
Impaired loans without allowances for losses	94.3	16.8
Subtotal	94.3	16.8
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$94.3	$16.8
Unpaid principal balance of impaired loans	$96.7	$31.9

The following table presents information on impaired loans, restructured loans, loans 90 days or more past due and loans in foreclosure as of the dates indicated:

	December 31, 2013	December 31, 2012
Troubled debt restructured loans	$86.6	$—
Loans 90 days or more past due, interest no longer accruing, at amortized cost	5.1	—
Loans in foreclosure, at amortized cost	—	9.0
Unpaid principal balance of loans 90 days or more past due, interest no longer accruing	5.1	—

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The following table presents the aging of past due mortgage loans at carrying value as of the dates indicated:

($ in millions)	30 days or less past due	31 to 90 days past due	91 to 180 days past due	181 days or more past due	Total
As of December 31, 2013	$—	$5.1	$—	$—	$5.1
As of December 31, 2012	—	—	—	9.0	9.0

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2013. There were four mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2012 with a total amortized cost of $9.0.

There was one loan in arrears with respect to principal and interest as of December 31, 2013 with a total amortized cost of $5.1. There were no loans in arrears with respect to principal and interest as of December 31, 2012.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Impaired loans, average investment during the period (amortized cost)(1)	$55.6	$32.7	$43.7
Interest income recognized on impaired loans, on an accrual basis(1)	2.9	0.7	1.8
Interest income recognized on impaired loans, on a cash basis(1)	2.9	0.8	1.8
Interest income recognized on troubled debt restructured loans, on an accrual basis	2.4	0.3	0.3

(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2013(1)	December 31, 2012(1)
Loan-to-Value Ratio:
0% - 50%	$1,782.6	$1,987.9
50% - 60%	2,390.0	2,425.2
60% - 70%	4,668.3	3,736.1
70% - 80%	455.8	481.7
80% and above	19.3	35.3
Total Commercial mortgage loans	$9,316.0	$8,666.2
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2013(1)	December 31, 2012(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$6,346.5	$5,953.7
1.25x - 1.5x	1,520.9	1,336.3
1.0x - 1.25x	980.6	992.7
Less than 1.0x	467.8	374.6
Commercial mortgage loans secured by land or construction loans	0.2	8.9
Total Commercial mortgage loans	$9,316.0	$8,666.2

(1) Balances do not include allowance for mortgage loan credit losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2013(1)		December 31, 2012(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$2,281.8	24.5%	$1,973.9	22.8%
South Atlantic	1,936.0	20.8%	1,687.6	19.4%
West South Central	1,122.3	12.0%	1,176.3	13.6%
Middle Atlantic	1,112.0	11.9%	1,059.5	12.2%
East North Central	1,037.5	11.1%	962.8	11.1%
Mountain	790.4	8.5%	718.2	8.3%
West North Central	517.2	5.6%	537.5	6.2%
New England	318.1	3.4%	334.6	3.9%
East South Central	200.7	2.2%	215.8	2.5%
Total Commercial mortgage loans	$9,316.0	100.0%	$8,666.2	100.0%

(1) Balances do not include allowance for mortgage loan credit losses.

	December 31, 2013(1)		December 31, 2012(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$2,936.9	31.5%	$2,350.2	27.1%
Industrial	2,848.0	30.6%	3,361.5	38.8%
Apartments	1,296.1	13.9%	952.1	11.0%
Office	1,242.2	13.3%	1,284.7	14.8%
Hotel/Motel	430.6	4.6%	280.6	3.2%
Mixed Use	184.1	2.0%	74.0	0.9%
Other	378.1	4.1%	363.1	4.2%
Total Commercial mortgage loans	$9,316.0	100.0%	$8,666.2	100.0%

(1) Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2013(1)	December 31, 2012(1)
Year of Origination:
2013	$2,199.8	$—
2012	1,743.3	1,821.0
2011	1,835.9	1,940.8
2010	409.8	429.9
2009	149.5	175.1
2008	408.6	725.1
2007 and prior	2,569.1	3,574.3
Total Commercial mortgage loans	$9,316.0	$8,666.2

(1) Balances do not include allowance for mortgage loan credit losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Years Ended December 31,
	2013		2012		2011
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$—	—	$14.3	4	$55.2	41
Foreign(1)	5.1	1	2.2	5	71.3	61
Residential mortgage-backed	17.4	118	25.2	106	37.7	134
Commercial mortgage-backed	0.6	3	1.7	1	133.7	26
Other asset-backed	8.9	8	2.6	7	195.5	122
Equity	3.0	2	—	—	—	—
Mortgage loans on real estate	—	—	7.7	2	9.3	7
Other assets(2)	0.7	1	1.4	1	—	—
Total	$35.7	133	$55.1	126	$502.7	391

(1) Primarily U.S. dollar denominated.
(2) Includes loss on real estate owned that is classified as Other assets on the Consolidated Balance Sheets.

The above tables include $21.2, $47.3 and $72.5 of credit impairments for the years ended December 31, 2013, 2012 and 2011, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $14.5, $7.8 and $430.2 for the years ended December 31, 2013, 2012 and 2011, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Years Ended December 31,
	2013		2012		2011
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$—	—	$1.1	2	$55.2	40
Foreign(1)	—	—	1.5	4	59.0	56
Residential mortgage-backed	6.6	22	3.3	10	7.9	27
Commercial mortgage-backed	0.6	3	1.7	1	124.3	26
Other asset-backed	7.3	2	0.2	1	183.8	118
Total	$14.5	27	$7.8	18	$430.2	267

(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Balance at January 1	$114.7	$133.9	$304.6
Additional credit impairments:
On securities not previously impaired	3.5	9.5	10.3
On securities previously impaired	8.1	17.1	17.0
Reductions:
Securities intent impaired	—	—	(38.2)
Securities sold, matured, prepaid or paid down	(23.5)	(45.8)	(159.8)
Balance at December 31	$102.8	$114.7	$133.9

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Years Ended December 31,
	2013		2012		2011
Fixed maturities	$3,952.5		$4,184.0		$4,402.1
Equity securities, available-for-sale	10.0		17.7		27.3
Mortgage loans on real estate	483.9		500.0		500.0
Policy loans	118.3		121.5		125.6
Short-term investments and cash equivalents	3.5		5.4		6.7
Other	125.3	(1)	(123.3)	(2)	(80.8)
Gross investment income	4,693.5		4,705.3		4,980.9
Less: investment expenses	4.5		7.4		12.1
Net investment income	$4,689.0		$4,697.9		$4,968.8

(1) Includes $143.8 in conjunction with a bankruptcy settlement for a prime broker who held assets on behalf of a limited partnership previously written down to realizable value.
(2) Includes a pre-tax loss of $91.9 in conjunction with a sale of certain private equity limited partnership investments. See Note 19. Consolidated Investment Entities-Private Equity Funds and Single Strategy Hedge Funds (Limited Partnership) to these Consolidated Financial Statements for more information.

As of December 31, 2013, the Company did not have any investments in fixed maturities that did not produce net investment income. As of December 31, 2012, the Company had $0.3 of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Fixed maturities, available-for-sale, including securities pledged	$85.0	$391.7	$56.4
Fixed maturities, at fair value option	(449.4)	(278.8)	(92.0)
Equity securities, available-for-sale	(2.8)	4.2	18.6
Derivatives	(3,152.9)	(1,712.4)	418.6
Embedded derivatives - fixed maturities	(107.5)	(15.7)	16.1
Embedded derivatives - product guarantees	1,094.7	337.3	(1,945.1)
Other investments	(1.9)	(7.1)	(4.0)
Net realized capital gains (losses)	$(2,534.8)	$(1,280.8)	$(1,531.4)
After-tax net realized capital gains (losses)	$(1,693.2)	$(715.8)	$(1,017.4)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax, were as follows for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Proceeds on sales	$10,559.8	$11,185.9	$12,850.7
Gross gains	185.2	484.2	648.5
Gross losses	77.7	44.8	181.9